Cover	Jul. 12, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 12, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41389
Entity Registrant Name	ConnectM Technology Solutions, Inc.
Entity Central Index Key	0001895249
Entity Tax Identification Number	87-2898342
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Mount Royal Avenue
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Marlborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752
City Area Code	617
Local Phone Number	395-1333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CNTM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Monterey Capital Acquisition Corporation
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	419 Webster Street
Entity Address, City or Town	Monterey
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93940